Liability in Respect of Government Grants	12 Months Ended
Dec. 31, 2017
Liability In Respect Of Government Grants
Liability in respect of government grants

Note 9 – Liability in respect of government grants

	2016	2017
	Thousand NIS	Thousand NIS
Balance as of January 1	1,089	3,062
Amounts received during the year	2,143	1,984
Amounts not yet received	232	-
Payment of Royalties	-	(37)
Amounts recognized as an offset from research and development expenses	(840)	(582)
Revaluation of the liability	438	(366)
Balance as of December 31	3,062	4,061

Current maturities in respect of government grants	642	1,175

Long term liability in respect of government grants	2,420	2,886

On September 30, 2014, Nano-Technologies received an approval from the Innovation Authority, then the OCS, to finance a development project in a scope of up to NIS 3,700,000, while the Innovation Authority share of financing the aforesaid amount would be up to 50%. In consideration, Nano-Technologies undertook to pay the Innovation Authority royalties in the rate of 3% of the future sales up to the amount of the grants received. On the date on which the grants were received, the Group recognized a liability using a discount rate of 30%,

On December 22, 2015, Nano- Technologies received an approval from the Innovation Authority to support its development of a 3D PCB printer. The approved budget is up to NIS 4,400,000, and the contribution by the Innovation Authority to the research and development budget is 50% of expenditures. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19.5%.

On February 2017, Nano- Technologies received an approval from the Innovation Authority to support the development of 3D printing of advanced ceramic materials with inkjet technology. The approved budget is up to NIS 1,400,000 million, and the contribution by the Innovation Authority to the research and development budget is 50% of expenditures. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19%.

On May 2017, Nano- Technologies received an approval from the Innovation Authority to support its development of a 3D PCB printer. The approved budget is up to NIS 5,221,000 million, and the contribution by the Innovation Authority to the research and development budget is 30% of expenditures. On the date on which the grants were received, the Group recognized a liability using a discount rate of 19%.